                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10155
                                  ---------------------------------------------

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   DECEMBER 31, 2003
                        --------------------------------------------------------
Date of reporting period:  DECEMBER 31, 2003
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2003

American Century Variable Portfolios II
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

VP Inflation Protection

[american century logo and text logo (reg.sm)]

TABLE OF CONTENTS

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Inflation Protection - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                       SINCE         INCEPTION
                                        1 YEAR       INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS II(1)                              5.61%         5.61%         12/31/02
--------------------------------------------------------------------------------
CITIGROUP U.S. INFLATION-LINKED
SECURITIES INDEX(2)                      8.26%         8.26%            --
--------------------------------------------------------------------------------
BLENDED INDEX                            5.75%         5.75%            --
--------------------------------------------------------------------------------

(1) The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(2) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 31, 2002

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Class II shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

VP Inflation Protection -
Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

VP Inflation Protection returned +5.61%* for its first fiscal year, which ended
December 31, 2003. (Please see the previous page for details.) By comparison, the custom benchmark returned +5.75%. The benchmark represents a blend that's
55% Citigroup U.S. Inflation-Linked Securities Index, 25% Citigroup 1-3 Year
Government Sponsored Index, and 20% Citigroup 15-Year Mortgage Index.

Unlike the benchmark, however, VP Inflation Protection's return is reduced by management fees and transaction costs. Yet rather than underperforming the benchmark by that amount, VP Inflation Protection's return was only 14 basis points lower.

ECONOMIC BACKDROP

After a lackluster start early in 2003, the U.S. economy appeared to finally find sustainably firm footing. Helping to underscore that achievement, growth accelerated to an 8.2% annualized pace (as measured by seasonally adjusted gross domestic product) during the third quarter, marking the fastest three-month rate in almost two decades. Activity slowed from that torrid pace during the year's final three months, but nevertheless came in at a respectable initially estimated 4.0% annualized rate, capping 3.1% growth for 2003.

Other upbeat economic news around year-end included solid manufacturing improvement, rising consumer confidence, and increased industrial production. In addition, weekly jobless claims dropped to the lowest level since early 2001.

A host of factors facilitated that revival, but the Federal Reserve reducing interest rates to approximately 45-year lows in June, and plans to keep them there for a "considerable period," stands out. White House efforts to stimulate growth through the Job and Growth tax relief package helped as well.

In spite of the economic revival, deflation--a decline in prices--remained a Fed concern. Inflation, as measured by the consumer price index, rose 1.9% last year, down from 2.4% in 2002. Excluding food and energy components, so-called
"core" prices rose an even more docile 1.1%, compared with 2002's 1.9%. But the chance of an outright decline in prices became a less worrisome concern by early
December, according to the Fed.

MARKET BACKDROP

Within the taxable bond market, the turning economic tide created a particularly strong undertow for traditional Treasury securities. Amid growing signs of improvement and a cessation to major hostilities in Iraq, the safe-haven allure of Treasurys dimmed. In addition, with mortgage rates dropping close to record lows early in the year, many mortgage fund managers added Treasurys to hedge against record refinancings. But

PORTFOLIO AT A GLANCE

--------------------------------------------------------------------------------
                                            AS OF                AS OF
                                          12/31/03              6/30/03
--------------------------------------------------------------------------------
30-Day SEC Yield,
Class II                                    0.32%                -0.58%
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  8.2 years             7.9 years
--------------------------------------------------------------------------------
Average Duration                          7.0 years             7.0 years
--------------------------------------------------------------------------------

*All fund returns and yields referenced
 in this commentary are for Class II shares.                        (continued)

------

VP Inflation Protection -
Portfolio Commentary

Treasury demand slumped and supply increased as that trade evaporated, pressuring yields higher.

Government agency bonds weathered an additional set of concerns. On one front,
Congressional discussions regarding the oversight of government-sponsored entities (GSEs) dampened such securities' performance; questions about the leadership and accounting practices of GSEs canvassed the other, squeezing returns.

Mortgage-backed securities finished 2003 on an upbeat note. But for the year as a whole, such securities continued to face the largest and longest mortgage refinancing wave in history, which resulted in more than $2 trillion in fixed-rate paydowns--greater than two-thirds of the existing market.

Inflation-indexed bonds solidly outperformed many other types of taxable securities. An across-the-board increase in market, if not Fed, expectations for inflation provided an important ingredient. Such expectations drove up demand for inflation-indexed securities, while simultaneously decreasing demand for many other bond types.

PORTFOLIO STRATEGIES

Much of the incoming cash that VP Inflation Protection received during the year went to work in Treasury inflation-indexed securities (TIIS). We added short-
and long-term TIIS as well as maturities between those two extremes in an effort to create performance reflective of the entire TIIS market. We believe that strategy helped us to keep the portfolio's interest rate sensitivity in close proximity to that of the benchmark too.

We also established a position in government agency inflation-indexed securities, which offer higher yields than like-maturity TIIS. That position is demonstrated by the portfolio's holdings of inflation-indexed notes that mature in 2007 and were issued by the Tennessee Valley Authority. Other government agency bonds added included ones issued by the Federal Home Loan Bank and zero-coupon bonds issued by the Resolution Funding Corporation.

Money also went to work in mortgage-backed securities. For this portion, we often favored current-coupon mortgage-backed securities for forward settlement.
Then we employed a technique known as "mortgage rolls," which is where a mortgage pass-through is bought and then swapped for a new, similar one before its settlement date. In addition, we added some asset-backed and commercial mortgage-backed securities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
--------------------------------------------------------------------------------
U.S. Treasury Securities
& Equivalents                            56.6%                 48.7%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                        18.0%                 20.8%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                9.7%                 15.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                   5.3%                   --
--------------------------------------------------------------------------------
Commercial Paper                          4.0%                   --
--------------------------------------------------------------------------------
Collateralized
Mortgage Obligations                       --                   3.5%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          6.4%                 11.8%
--------------------------------------------------------------------------------

------

VP Inflation Protection -
Schedule of Investments

DECEMBER 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES
& EQUIVALENTS -- 56.6%
--------------------------------------------------------------------------------
   $1,693,000    REFCORP STRIPS -- COUPON,
                 2.49%, 10/15/06(1)                                 $ 1,582,185
--------------------------------------------------------------------------------
    2,802,433    U.S. Treasury Inflation Indexed
                 Bonds, 3.625%, 4/15/28                               3,473,267
--------------------------------------------------------------------------------
    2,532,128    U.S. Treasury Inflation Indexed
                 Bonds, 3.875%, 4/15/29                               3,281,480
--------------------------------------------------------------------------------
    1,717,740    U.S. Treasury Inflation Indexed
                 Notes, 3.625%, 1/15/08                               1,900,252
--------------------------------------------------------------------------------
    1,720,337    U.S. Treasury Inflation Indexed
                 Notes, 3.875%, 1/15/09                               1,943,176
--------------------------------------------------------------------------------
    1,099,620    U.S. Treasury Inflation Indexed
                 Notes, 4.25%, 1/15/10                                1,278,738
--------------------------------------------------------------------------------
    1,700,768    U.S. Treasury Inflation Indexed
                 Notes, 3.50%, 1/15/11                                1,911,770
--------------------------------------------------------------------------------
    2,315,160    U.S. Treasury Inflation Indexed
                 Notes, 3.00%, 7/15/12                                2,524,610
--------------------------------------------------------------------------------
    3,122,661    U.S. Treasury Inflation Indexed
                 Notes, 1.875%, 7/15/13                               3,101,196
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY
SECURITIES & EQUIVALENTS
(Cost $20,582,259)                                                   20,996,674
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 18.0%
--------------------------------------------------------------------------------
    1,000,000    FHLB, 5.125%, 3/6/06                                 1,064,464
--------------------------------------------------------------------------------
    1,250,000    FHLB, 2.75%, 3/14/08                                 1,228,124
--------------------------------------------------------------------------------
    4,086,985    TVA Inflation Indexed Notes,
                 3.375%, 1/15/07(2)                                   4,384,313
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $6,656,522)                                                     6,676,901
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 9.7%
--------------------------------------------------------------------------------
    1,000,000    FHLMC, 5.00%, settlement
                 date 1/20/04(4)                                      1,018,750
--------------------------------------------------------------------------------
      500,000    FHLMC, 5.50%, settlement
                 date 1/20/04(4)                                        518,125
--------------------------------------------------------------------------------
      670,000    FHLMC, 5.50%, 12/1/33(4)                               678,437
--------------------------------------------------------------------------------
    1,000,000    FNMA, 5.50%, settlement
                 date 1/20/04(4)                                      1,036,249
--------------------------------------------------------------------------------
      330,000    FNMA, 6.00%, settlement
                 date 1/14/04(4)                                        341,138
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $3,584,386)                                                     3,592,699
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(3) -- 5.3%
--------------------------------------------------------------------------------
   $  500,000    Ameriquest Mortgage
                 Securities Inc., Series 2003-5,
                 Class A3 SEQ, 3.03%, 7/25/33                       $   499,413
--------------------------------------------------------------------------------
      500,000    Atlantic City Electric Transition
                 Funding LLC, Series 2003-1,
                 Class A1 SEQ, 2.89%, 7/20/11                           499,850
--------------------------------------------------------------------------------
      130,000    Residential Asset Mortgage
                 Products Inc., Series 2003 RZ4,
                 Class A4 SEQ, 4.04%, 12/25/30                          129,791
--------------------------------------------------------------------------------
      310,000    Saxon Asset Securities Trust,
                 Series 2003-3, Class AF3,
                 3.60%, 12/25/33                                        312,715
--------------------------------------------------------------------------------
      500,000    WFS Financial Owner Trust,
                 Series 2002-3, Class A4 SEQ,
                 3.50%, 2/20/10                                         511,676
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $1,947,857)                                                     1,953,445
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.0%
--------------------------------------------------------------------------------
    1,500,000    Falcon Asset Securitization Corp.,
                 1.08%, 1/21/04 (Acquired
                 12/10/03, Cost $1,498,110)(1)(5)
(Cost $1,499,100)                                                     1,499,090
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 6.4%
--------------------------------------------------------------------------------
    2,365,000    SLMA Discount Notes,
                 0.75%, 1/5/04(1)
(Cost $2,364,802)                                                     2,364,811
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $36,634,926)                                                 $37,083,620
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

SEQ = Sequential Payer

SLMA = Student Loan Mortgage Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase.

(2) Security, or a portion thereof, has been segregated for when-issued securities and forward commitments.

(3) Final maturity indicated, unless otherwise noted.

(4) When-issued security or forward commitment.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at December 31, 2003, was
    $1,499,090, which represented 4.4% of net assets.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $36,634,926)              $37,083,620
-----------------------------------------------------------------
Cash                                                                    64,257
-----------------------------------------------------------------
Receivable for investments sold                                          4,502
-----------------------------------------------------------------
Interest receivable                                                    290,199
--------------------------------------------------------------------------------
                                                                    37,442,578
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    3,593,425
-----------------------------------------------------------------
Accrued management fees                                                 13,504
-----------------------------------------------------------------
Distribution fees payable                                                6,745
--------------------------------------------------------------------------------
                                                                     3,613,674
--------------------------------------------------------------------------------

NET ASSETS                                                         $33,828,904
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $33,396,005
-----------------------------------------------------------------
Accumulated net realized loss on investment transactions               (15,795)
-----------------------------------------------------------------
Net unrealized appreciation on investments                             448,694
--------------------------------------------------------------------------------
                                                                   $33,828,904
================================================================================

CLASS II
--------------------------------------------------------------------------------
Net assets                                                         $33,828,904
-----------------------------------------------------------------
Shares outstanding (25 million shares authorized)                    3,281,666
-----------------------------------------------------------------
Net asset value per share                                               $10.31
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                              $337,208
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                         61,608
-----------------------------------------------------------------
Distribution fees -- Class II                                           30,730
--------------------------------------------------------------------------------
                                                                        92,338
--------------------------------------------------------------------------------
Amount waived                                                           (1,858)
--------------------------------------------------------------------------------
                                                                        90,480
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  246,728
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                            (8,731)
-----------------------------------------------------------------
Change in net unrealized appreciation on investments                   448,631
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                       439,900
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $686,628
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEAR ENDED DECEMBER 31, 2003 AND PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2003         2002(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $    246,728     $       21
-------------------------------------------------
Net realized loss                                        (8,731)            --
-------------------------------------------------
Change in net unrealized appreciation                   448,631             63
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                               686,628             84
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income -- Class II                 (246,728)           (21)
-------------------------------------------------
From net realized gains -- Class II                      (7,064)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions              (253,792)           (21)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Sold -- Class II                                     49,003,099      3,000,000
-------------------------------------------------
Issued in reinvestment
of distributions -- Class II                            250,818             --
-------------------------------------------------
Redeemed -- Class II                                (18,857,912)            --
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                      30,396,005      3,000,000
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           30,828,841      3,000,063

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   3,000,063             --
--------------------------------------------------------------------------------
End of period                                       $33,828,904     $3,000,063
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold -- Class II                                      4,796,831        300,000
-------------------------------------------------
Issued in reinvestment
of distributions -- Class II                             27,649             --
-------------------------------------------------
Redeemed -- Class II                                 (1,842,814)            --
--------------------------------------------------------------------------------
Net increase in shares outstanding                    2,981,666        300,000
================================================================================

(1) For the one day ended December 31, 2002 (inception).

See Notes to Financial Statements.

------

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Class I shares had not commenced as of December 31, 2003. The fund is authorized to issue 25 million shares for each class.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------

Notes to Financial Statements

DECEMBER 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.1625% to 0.2800%. The rates for the Complex Fee for Class II range from
0.2900% to 0.3100%. The effective annual management fee for the year ended
December 31, 2003 was 0.50% for Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. All or a portion of the distribution fees were voluntarily waived during the year ended December 31, 2003. Fees incurred under the plan during the year ended
December 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

                                                                    (continued)

------

Notes to Financial Statements

DECEMBER 31, 2003

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the year ended December 31, 2003, totaled $56,539,231, of which $54,304,286 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the year ended December 31,
2003, totaled $23,799,371, of which $23,519,303 represented U.S. Treasury and
Agency obligations.

As of December 31, 2003 the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $36,686,702
================================================================================
Gross tax appreciation of investments                                 $399,007
-----------------------------------------------------------------
Gross tax depreciation of investments                                   (2,089)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $396,918
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

VP Inflation Protection -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                CLASS II
--------------------------------------------------------------------------------
                                                            2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.00      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                      0.24        --(2)
---------------------------------------------------------
  Net Realized and Unrealized Gain                           0.31        --(2)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.55        --(2)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.24)       --(2)
---------------------------------------------------------
  From Net Realized Gains                                    --(2)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.24)       --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.31      $10.00
================================================================================
  TOTAL RETURN(3)                                            5.61%       0.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)         0.74%    0.50%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(4)      2.00%    0.25%(5)
---------------------------------------------------------
Portfolio Turnover Rate                                       198%          0%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $33,829      $3,000
--------------------------------------------------------------------------------

(1) December 31, 2002 (inception).

(2) Per share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) ACIM waived the distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and net investment income to average net assets would have been 0.75% and 1.99% for the year ended December 31, 2003 and 0.75% and
    0.00% for the period ended December 31, 2002, respectively.

(5) Annualized.

See Notes to Financial Statements.

------

Report of Independent Auditors

To the Directors of the American Century Variable Portfolios II, Inc.
and the Shareholders of the American Century VP Inflation Protection Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century VP Inflation
Protection Fund (the sole fund comprising the American Century Variable
Portfolios II, Inc., hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and highlights (hereafter referred to as
"financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 12, 2004

------

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Directors."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for the other seven investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.
(Sale of Class I shares had not commenced as of December 31, 2003.)

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup Inflation-Linked Securities Index, 25%
Citigroup Government Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------

Notes

------

Notes

------

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                              American Century Investment Services, Inc.
SH-ANN-36969                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

(a)       The registrant has adopted a Code of Ethics for Senior Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)       No response required.

(c)       None.

(d)       None.

(e)       Not applicable.

(f)       The registrant's Code of Ethics for Senior Financial Officers was
          filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s Annual
          Certified Shareholder Report on Form N-CSR, File No. 811-0816, on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert Eisenstat is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

          FY 2002:  $14,828
          FY 2003:   $5,824

(b)       Audit-Related Fees.

          The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2002:  $ 0
          FY 2003:  $ 0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(c)       Tax Fees.

          The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2002:     $ 0
          FY 2003:  $7,200

          These services included review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(d)       All Other Fees.

          The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2002:  $ 0
          FY 2003:  $ 0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(e)(1)    In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee of the board of directors. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services described in each of paragraphs (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of
          Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

          FY 2002:  $ 435,432
          FY 2003:   $ 85,450

(h)       The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable prior to the first reporting period ending after
January 1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s
          Certified Shareholder Report on Form N-CSR, File No. 811-3706, on
          December 23, 2003.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios II, Inc.

By:    /s/ William M. Lyons
       --------------------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -----------------------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  February 18, 2004

By:    /s/ Maryanne L. Roepke
       -----------------------------------------------------------
       Name:    Maryanne L. Roepke
       Title:   Sr. Vice President, Treasurer, and
                Chief Accounting Officer
                (principal financial officer)

Date:  February 18, 2004